Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Helport AI Limited (the “Company”) and its subsidiaries (the “Group”) as of June 30, 2025 and 2024, the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity and cash flows for each of the fiscal years ended June 30, 2025, 2024 and 2023 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of June 30, 2025 and 2024, and the results of its operations and its cash flows for each of the fiscal years ended June 30, 2025, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).